Stockholders? Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 12, 2018	Mar. 15, 2017	Sep. 08, 2016	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Common Stock
Common stock, shares issued						14,265,411	10,633,042		14,265,411
Issuance of common stock	3,592,858			3,592,858
Gross proceeds				$ 25,150		$ 25,150		$ 30,278
Offering costs					$ 2,093	$ 2,091	$ 1,287	$ 3,963
Follow On Offering
Common Stock
Common stock, shares issued	3,142,858
Issuance of common stock	3,142,858			3,592,858
Net proceeds	$ 23,100			$ 23,100
Offering costs	$ 2,100			$ 2,100
Share price (in dollars per share)	$ 7.00			$ 7.00
Private placement
Common Stock
Common stock, shares issued		1,324,256
Issuance of common stock		1,324,256
Price per issue and sold units		$ 9.47
Gross proceeds		$ 12,500					$ 8,979
Number of shares per unit		1
Number of warrants per unit		0.75
Net proceeds		$ 11,300
Offering costs		$ 1,300
Overallotment
Common Stock
Issuance of common stock	450,000		27,755	450,000
Share price (in dollars per share)			$ 10.00